Derivative Instruments (Details) - Schedule of Fair Value Derivatives Instruments and Foreign Exchange Cash Flow Hedging Relationships - Foreign Exchange Option [Member] - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Prepaid Expenses and Other Current Assets [Member]
Derivative liabilities:
Foreign exchange option contracts	$ 291	$ 1,159
Other account payable [Member]
Derivative liabilities:
Foreign exchange option contracts	$ (262)	$ (164)